Summary of Significant Accounting Policies (Details) - Schedule of Series A Common Stock Reflected in the Consolidated Balance Sheet - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2024
Schedule of Series A Common Stock Reflected in the Consolidated Balance Sheet [Abstract]
Gross proceeds			$ 300,000,000
Proceeds allocated to Public Warrants			(8,100,000)	$ (8,100,000)
Series A common stock issuance costs			(16,699,058)	(16,699,058)
Remeasurement of carrying value to redemption value		$ 4,395,161	33,896,988
Series A common stock subject to possible redemption	$ 6,127,635	7,292,641	$ 309,097,930	$ 309,097,930	$ 7,487,321	$ 7,413,838
Redemption		(276,471,460)
Redemptions (redeemed in December 2023, paid in January 2024)	$ (1,423,594)	$ (29,728,990)